Acquisition of Navios Containers - Schedule of recognized identified assets acquired and liabilities (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Fair value of assets acquired and liabilities assumed:
Bargain gain	$ 0	$ 0		$ 0	$ 44,053
Navios Containers [Member]
Purchase price:
Fair value of previously held interest (35.7%)			$ 106,997
Equity issuance (8,133,452 Navios Partners units * $23.56)			191,624
Total purchase price			298,621
Fair value of assets acquired and liabilities assumed:
Vessels			770,981
Current assets (including cash of $10,282)			29,033
Unfavorable lease terms			(224,490)
Long term debt and financial liabilities assumed (including current portion)			(227,434)
Current liabilities			(5,416)
Fair value of net assets acquired			342,674
Bargain gain			$ 44,053